Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Document Period End Date	Jul. 31, 2024
C000026082 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Reserves Fund
Class Name	Federated Hermes Capital Reserves Fund
Trading Symbol	FRFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Capital Reserves Fund	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Material Change Date	Apr. 02, 2024
Net Assets	$ 3,717,280,634
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 4,250,562
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$3,717,280,634
Number of Investments	85
Total Advisory Fees Paid	$4,250,562

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.
Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]
Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000158659 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class A Shares
Trading Symbol	GRAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Material Change Date	Apr. 02, 2024
Net Assets	$ 6,378,309,789
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 8,762,747
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$6,378,309,789
Number of Investments	70
Total Advisory Fees Paid	$8,762,747

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]	Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000158661 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class C Shares
Trading Symbol	GRCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Material Change Date	Apr. 02, 2024
Net Assets	$ 6,378,309,789
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 8,762,747
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$6,378,309,789
Number of Investments	70
Total Advisory Fees Paid	$8,762,747

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]	Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000158662 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class F Shares
Trading Symbol	GRGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Material Change Date	Apr. 02, 2024
Net Assets	$ 6,378,309,789
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 8,762,747
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$6,378,309,789
Number of Investments	70
Total Advisory Fees Paid	$8,762,747

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]	Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026050 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class P Shares
Trading Symbol	GRFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Material Change Date	Apr. 02, 2024
Net Assets	$ 6,378,309,789
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 8,762,747
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$6,378,309,789
Number of Investments	70
Total Advisory Fees Paid	$8,762,747

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]	Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000158663 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Automated Shares
Trading Symbol	GOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Material Change Date	Apr. 02, 2024
Net Assets	$ 7,439,395,679
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,011,263
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,439,395,679
Number of Investments	61
Total Advisory Fees Paid	$8,011,263

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]	Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026063 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Institutional Shares
Trading Symbol	GOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Material Change Date	Apr. 02, 2024
Net Assets	$ 7,439,395,679
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,011,263
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,439,395,679
Number of Investments	61
Total Advisory Fees Paid	$8,011,263

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]	Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026064 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Service Shares
Trading Symbol	GTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Material Change Date	Apr. 02, 2024
Net Assets	$ 7,439,395,679
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,011,263
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,439,395,679
Number of Investments	61
Total Advisory Fees Paid	$8,011,263

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]	Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation